Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our equity-based award grant policy governs the timing and establishes certain internal controls over the grant of equity-based awards, including stock options (which we have not granted since 2016), restricted stock and PSUs. The policy establishes, among other things, that the Compensation Committee (or the Board) must approve all grants of equity-based awards and their terms, and the delegation of this authority to our management is not permitted. The policy also specifies that the exercise or grant price of any relevant equity-based award cannot be less than the closing price of our common stock on the grant date; annual long-term incentive equity-based awards to existing employees are to be granted only at a regularly scheduled meeting of the Compensation Committee or Board (either, a “granting body”), typically held in October; new hire or promotion awards are to be granted at a regularly scheduled meeting of the granting body that is on (or that is the earliest following) the date of an applicable circumstance; and the granting body generally avoids approving equity-based awards and setting grant dates during the trading blackout periods established under our Trading Policy to align with that policy’s prohibition on our and covered persons’ trading in our securities when aware of material, non-public information about the company. While the quarterly trading blackouts under the Trading Policy begin 15 days before each fiscal quarter-end and end after we have filed with the SEC the applicable periodic report for that fiscal quarter, absent an event-specific trading blackout being in effect, the granting body may approve equity-based awards and set grant dates in the period beginning after we have publicly released the quarter’s earnings and ending when the next trading blackout starts under the Trading Policy. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.

Award Timing Method	Our equity-based award grant policy governs the timing and establishes certain internal controls over the grant of equity-based awards, including stock options (which we have not granted since 2016), restricted stock and PSUs. The policy establishes, among other things, that the Compensation Committee (or the Board) must approve all grants of equity-based awards and their terms, and the delegation of this authority to our management is not permitted. The policy also specifies that the exercise or grant price of any relevant equity-based award cannot be less than the closing price of our common stock on the grant date; annual long-term incentive equity-based awards to existing employees are to be granted only at a regularly scheduled meeting of the Compensation Committee or Board (either, a “granting body”), typically held in October; new hire or promotion awards are to be granted at a regularly scheduled meeting of the granting body that is on (or that is the earliest following) the date of an applicable circumstance; and the granting body generally avoids approving equity-based awards and setting grant dates during the trading blackout periods established under our Trading Policy to align with that policy’s prohibition on our and covered persons’ trading in our securities when aware of material, non-public information about the company. While the quarterly trading blackouts under the Trading Policy begin 15 days before each fiscal quarter-end and end after we have filed with the SEC the applicable periodic report for that fiscal quarter, absent an event-specific trading blackout being in effect, the granting body may approve equity-based awards and set grant dates in the period beginning after we have publicly released the quarter’s earnings and ending when the next trading blackout starts under the Trading Policy.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false